Financial Risk and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Categories of Financial Instruments
(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets at fair value through profit or loss	$17,138,461	$18,456,932
Financial assets at fair value through other comprehensive income	17,683,960	17,209,328
Financial assets measured at amortized cost
Cash and cash equivalents (cash on hand excluded)	132,547,415	104,993,968
Receivables	32,292,914	34,994,933
Refundable deposits	2,708,823	1,992,400
Other financial assets	6,353,768	3,739,224

Total	$208,725,341	$181,386,785

	As of December 31,
Financial Liabilities	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial liabilities at fair value through profit or loss	$1,019,362	$901,000
Financial liabilities measured at amortized cost
Short-term loans	13,530,000	8,515,000
Payables	52,393,399	42,259,798
Guarantee deposits (current portion included)	41,599,386	42,874,494
Bonds payable (current portion included)	38,359,352	30,051,568
Long-term loans (current portion included)	22,883,344	36,476,909
Lease liabilities	5,393,187	6,419,016

Total	$175,178,030	$167,497,785

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity
The table below summarizes the maturity profile of the Company’s financial liabilities based on the contractual undiscounted payments and contractual maturity:

	As of December 31, 2023
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)

Non-derivative financial liabilities
Short-term loans	$13,780,612	$—	$—	$—	$13,780,612
Payables	52,202,821	—	—	—	52,202,821
Guarantee deposits	1,476,430	3,556,179	25,955,654	10,611,123	41,599,386
Bonds payable (Note A)	14,797,772	10,980,506	12,321,345	2,132,963	40,232,586
Long-term loans	2,872,168	14,406,101	5,071,743	2,940,524	25,290,536
Lease liabilities	649,879	1,311,239	1,223,724	3,712,729	6,897,571

Total	$85,779,682	$30,254,025	$44,572,466	$19,397,339	$180,003,512

	As of December 31, 2024
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$8,683,215	$—	$—	$—	$8,683,215
Payables	42,136,632	—	—	—	42,136,632
Guarantee deposits	921,134	4,571,633	27,522,150	9,859,577	42,874,494
Bonds payable (Note A)	340,976	16,675,030	12,146,745	2,118,683	31,281,434
Long-term loans (Note B)	6,354,561	11,490,087	21,478,391	93,106	39,416,145
Lease liabilities	830,618	1,509,438	1,437,870	4,442,706	8,220,632

Total	$59,267,136	$34,246,188	$62,585,156	$16,514,072	$172,612,552

Derivative financial liabilities
Forward exchange contracts
Net settlement-outflow	$(1,039)	$—	$—	$—	$(1,039)

Details of Forward Exchange Contracts	The details of forward exchange contracts entered into by UMC are summarized as follows:
As of December
 31, 2023
Forward exchange contracts have been settled.
As of December
 31, 2024

Type	Notional Amount	Contract Period
Forward exchange contracts	Sell USD 24 million	December 27, 2024 - January 21, 2025

Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy
Reconciliation for fair value measurement in Level 3 fair value hierarchy were as follows:

	Financial assets at fair value through profit or loss						Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Others	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$3,198,808	$2,865,258	$4,626,333	$36,474	$—	$10,726,873	$3,427,720	$182,547	$3,610,267
Recognized in profit (loss)	(312,149)	(277,994)	(617,764)	(8,828)	—	(1,216,735)	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	—	(365,395)	(7,484)	(372,879)
Acquisition	610,153	294,046	294,245	—	154,761	1,353,205	—	—	—
Disposal	—	(89,997)	—	(27,740)	—	(117,737)	—	—	—
Return of capital	(1,384)	—	(36,346)	—	—	(37,730)	—	—	—
Transfer out of Level 3	(461,403)	—	—	—	—	(461,403)	—	—	—
Exchange effect	2,230	(4,679)	8,428	94	(1,461)	4,612	—	—	—

As of December 31, 2023	$3,036,255	$2,786,634	$4,274,896	$—	$153,300	$10,251,085	$3,062,325	$175,063	$3,237,388

	Financial assets at fair value through profit or loss						Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Others	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$3,036,255	$2,786,634	$4,274,896	$—	$153,300	$10,251,085	$3,062,325	$175,063	$3,237,388
Recognized in profit (loss)	(119,584)	187,131	128,617	3,120	4,140	203,424	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	—	104,499	29,817	134,316
Acquisition	505,538	639,779	1,133,312	51,191	—	2,329,820	64,694	—	64,694
Disposal	(78,234)	(311,066)	(81,371)	—	(96,312)	(566,983)	—	—	—
Return of capital	(83)	—	(12,405)	—	—	(12,488)	—	—	—
Transfer out of Level 3	(377,121)	—	—	—	—	(377,121)	—	—	—
Exchange effect	41,412	101,455	153,398	455	4,332	301,052	—	—	—

As of December 31, 2024	$3,008,183	$3,403,933	$5,596,447	$54,766	$65,460	$12,128,789	$3,231,518	$204,880	$3,436,398

Reconciliation for Fair Value Measurement in Level 3 Derivatives Financial Liabilities

Financial liabilities at fair value through profit or loss
Derivatives
NT$ (In Thousands)
As of January 1, 2023	$438,397
Recognized in loss (profit)	580,965

As of December 31, 2023	$1,019,362

Financial liabilities at fair value through profit or loss
Derivatives
NT$ (In Thousands)
As of January 1, 2024	$1,019,362
Recognized in loss (profit)	(119,401)

As of December 31, 2024	$899,961

Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy
Significant unobservable inputs of fair value measurement in Level 3 fair value hierarchy were as follows:

As of December 31, 2023
Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market approach	Discount for lack of marketability	0% - 50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2023 by NT$261 million and NT$199 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2023 by NT$214 million.

Fund	Net asset value approach	N/A	N/A	N/A	N/A
Embedded derivatives in exchangeable bonds	Binomial tree valuation model	Volatility	27.70%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could decrease/increase the Company’s profit (loss) for the year ended December 31, 2023 by NT$119 million and NT$131 million, respectively.

As of December 31, 2024
Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market approach	Discount for lack of marketability	0% - 50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2024 by NT$
309
 million and NT$
244
 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2024 by NT$239 million.

Fund	Net asset value approach	N/A	N/A	N/A	N/A
Convertible bonds	Binomial tree valuation model	Volatility	54.85%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5 % in the volatility could increase/decrease the Company’s profit (loss) for the year ended December 31, 2024 by NT$ 0.3 million and NT$ 0.4 million, respectively.
Embedded derivatives in exchangeable bonds	Binomial tree valuation model	Volatility	28.06%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5 % in the volati lit y could decrease/increase the Company’s profit (loss) for the year ended December 31, 2024 by NT$ 97 million and NT$ 113 million, respectively.

Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value
a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$443,601	$—	$—	$443,601
Financial assets at fair value through profit or loss, noncurrent	6,424,475	19,300	10,251,085	16,694,860
Financial assets at fair value through other comprehensive income, current	5,753,379	—	—	5,753,379
Financial assets at fair value through other comprehensive income, noncurrent	8,693,193	—	3,237,388	11,930,581
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	—	1,019,362	1,019,362

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$606,016	$2	$—	$606,018
Financial assets at fair value through profit or loss, noncurrent	5,703,325	18,800	12,128,789	17,850,914
Financial assets at fair value through other comprehensive income, current	5,893,377	—	—	5,893,377
Financial assets at fair value through other comprehensive income, noncurrent	7,879,553	—	3,436,398	11,315,951
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	1,039	899,961	901,000

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value

As of December 31, 2023
		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Bonds payables (current portion included)	$38,367,168	$32,827,211	$5,539,957	$—	$38,359,352
Long-term loans (current portion included)	22,883,344	—	22,883,344	—	22,883,344

As of December 31, 2024
		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Bonds payables (current portion included)	$30,020,005	$24,409,952	$5,610,053	$—	$30,051,568
Long-term loans (current portion included)	36,476,909	—	36,476,909	—	36,476,909